Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss) income	$ (3,031,220)	$ 155,635
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for bad debts	102,782
Depreciation and amortization	210,123	70,725
Loss on disposal of property and equipment	10,127
Deferred income taxes	1,758,100	(552,300)
Accrued interest on notes receivable		(5,551)
Stock based compensation expense	101,830
Changes in operating assets and liabilties:
Restricted cash	(165,790)	17,290
Accounts receivable	(369,532)	(287,757)
Income taxes receivable	(395,814)
Prepaid income taxes		300,000
Prepaid expenses and other current assets	(352,196)	47,069
Deferred franchise costs	(20,400)	(14,850)
Deposits and other assets		(60,686)
Accounts payable and accrued expenses	1,044,648	125,394
Co-op funds liability	132,471	9,359
Payroll liabilities	489,574	58,046
Advertising fund deferred revenue	(4,652)	(26,650)
Other liabilities	(25,447)	108,029
Deferred rent	545,164
Income taxes payable	(419,297)	419,297
Deferred revenue	(47,916)	59,167
Net cash (used in) provided by operating activities	(437,445)	422,217
Cash flows from investing activities:
Acquisition of business, net of cash acquired	(900,000)
Advances for reacquisition and termination of regional developer rights	(507,500)
Purchase of property and equipment	(659,305)	(241,412)
Proceeds from sale of equipment	2,500
Payments received on notes receivable	4,179	10,353
Net cash used in investing activities	(2,060,126)	(231,059)
Cash flows from financing activities:
Proceeds from issuance of common stock - initial public offering	22,425,000
Offering costs paid	(2,647,396)
Purchase of treasury stock		(240,000)
Net cash provided by (used in) financing activities	19,777,604	(240,000)
Net increase (decrease) in cash	17,280,033	(48,842)
Cash at beginning of period	3,516,750	3,565,592
Cash at end of period	20,796,783	$ 3,516,750
Supplemental cash flow disclosures:
Cash paid for income taxes	420,250
Non-cash financing and investing activities:
Warrants issued for services in connection with initial public offering	113,929
Conversion of preferred stock to common stock	$ 25